Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Dunham Funds
Prospectus Date	rr_ProspectusDate	Feb. 27, 2015
Dunham Alternative Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001420040_SupplementTextBlock

DUNHAM FUNDS

Dunham Alternative Strategy Fund

Class A (DAASX)

Class C (DCASX)

Class N (DNASX)

Supplement dated October 9, 2015 to the Statutory Prospectus dated February 27, 2015, as amended April 24, 2015 (the "Prospectus"). This Supplement updates and supersedes any contrary information contained in the Prospectus.

The purpose of this supplement is to describe important changes to the Dunham Alternative Strategy Fund (the "Fund").

Changes to the Fund's Principal Investment Strategies

Effective immediately, the following replaces Principal Investment Strategies on pages 24-25 of the Prospectus:

To achieve the Fund's investment objective, the Fund's Sub-Adviser applies proprietary methodologies to take advantage of long-term (sometimes intermediate-term) moves that may result in achieving positive returns during various market environments and cycles – the Fund's Sub-Adviser refers to this management approach as Trend Following. In implementing this Trend Following approach, the Fund will primarily invest in exchange traded funds (ETFs) and/or exchange traded notes (ETNs) that represent various major indices. These indices include: U.S. equity, developed and emerging equity; U.S. fixed income; international fixed income; commodity; and various currencies.

The Sub-Adviser's top-down strategies and methodologies are designed to profit from market trends in both positive and negative directions across broad asset classes, with little regard for fundamental research and/or analysis of individual equity or debt securities. The Sub-Adviser seeks investment opportunities for the Fund in ETFs and/or ETNs as potential trends are identified. When the Sub-Adviser identifies potential rising trends in the market, ETFs that hold traditional equity holdings are purchased. When the Sub-Adviser identifies potential falling trends in the market, "Enhanced" ETFs or ETNs (as defined below) that move in an inverse relationship to the market are purchased. Enhanced ETFs and ETNs are designed to provide investment results that match a positive or negative multiple of the performance of an underlying index. The Sub-Adviser generally does not cause the Fund to short any securities directly. The Sub-Adviser's strategy for the Fund is not biased towards investments that represent long investments or short investments - each opportunity is independently evaluated. The Sub-Adviser also purchases ETFs or ETNs that cover the following asset classes: commodities, currencies and U.S. fixed income. The Sub-Adviser also actively employs the use of cash and cash equivalents and, in particular, shares of money market funds.

The Sub-Adviser's Trend Following strategy focuses on investing long in asset classes with rising prices and investing short (through inverse ETFs or ETNs) in asset classes with falling prices.

Furthermore, the Sub-Adviser's methodology, which includes investing across multiple asset classes that are not expected to have returns that are highly correlated, is designed to provide returns that are un-correlated, or have a low correlation, with the broad investment market over a long-term time frame.

The Fund may invest directly in the securities that comprise the ETFs or ETNs discussed above, such as individual equities and U.S. Government obligations. In addition to ETFs, the Fund's exposure to U.S. fixed income markets may include investments in other investment companies.

The Fund will engage in very active and frequent trading of its portfolio securities.

Change to the Fund's Principal Investment Risks

Effective immediately, the following is added to the Principal Investment Risks on page 25 of the Prospectus:

Currency Risk – Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from the Fund's investments denominated in a foreign currency or may widen existing losses. Exchange rate movements are volatile and it may not be possible to effectively hedge the currency risks of many countries.

ETN Risk – ETNs are securities that combine aspects of a bond and an ETF. ETN returns are based upon the performance of a market index or other reference asset less fees, and can be held to maturity as a debt security. ETNs are traded on a securities exchange. Their value is based on their reference index or strategy and the credit quality of the issuer. Because ETNs are debt instruments of the issuer of the ETN, they are subject to the credit risk of the issuer. ETNs are also subject to the risk that they may trade at a premium or discount to value attributable to their reference index. When the Fund invests in an ETN, shareholders of the Fund bear their proportionate share of the ETN's fees and expenses, as well as their share of the Fund's fees and expenses. There may also not be an active trading market available for some ETNs. Additionally, trading of ETNs may be halted and ETNs may be delisted by the listing exchange.

You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information dated February 27, 2015, as amended, which provide information that you should know about the Fund before investing and should be retained for future reference. These documents are available upon request and without charge by calling the Dunham Funds at (888) 3DUNHAM (338-6426).

Strategy [Heading]	rr_StrategyHeading	Changes to the Fund's Principal Investment Strategies Effective immediately, the following replaces Principal Investment Strategies on pages 24-25 of the Prospectus:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To achieve the Fund's investment objective, the Fund's Sub-Adviser applies proprietary methodologies to take advantage of long-term (sometimes intermediate-term) moves that may result in achieving positive returns during various market environments and cycles – the Fund's Sub-Adviser refers to this management approach as Trend Following. In implementing this Trend Following approach, the Fund will primarily invest in exchange traded funds (ETFs) and/or exchange traded notes (ETNs) that represent various major indices. These indices include: U.S. equity, developed and emerging equity; U.S. fixed income; international fixed income; commodity; and various currencies.

The Sub-Adviser's top-down strategies and methodologies are designed to profit from market trends in both positive and negative directions across broad asset classes, with little regard for fundamental research and/or analysis of individual equity or debt securities. The Sub-Adviser seeks investment opportunities for the Fund in ETFs and/or ETNs as potential trends are identified. When the Sub-Adviser identifies potential rising trends in the market, ETFs that hold traditional equity holdings are purchased. When the Sub-Adviser identifies potential falling trends in the market, "Enhanced" ETFs or ETNs (as defined below) that move in an inverse relationship to the market are purchased. Enhanced ETFs and ETNs are designed to provide investment results that match a positive or negative multiple of the performance of an underlying index. The Sub-Adviser generally does not cause the Fund to short any securities directly. The Sub-Adviser's strategy for the Fund is not biased towards investments that represent long investments or short investments - each opportunity is independently evaluated. The Sub-Adviser also purchases ETFs or ETNs that cover the following asset classes: commodities, currencies and U.S. fixed income. The Sub-Adviser also actively employs the use of cash and cash equivalents and, in particular, shares of money market funds.

The Sub-Adviser's Trend Following strategy focuses on investing long in asset classes with rising prices and investing short (through inverse ETFs or ETNs) in asset classes with falling prices.

Furthermore, the Sub-Adviser's methodology, which includes investing across multiple asset classes that are not expected to have returns that are highly correlated, is designed to provide returns that are un-correlated, or have a low correlation, with the broad investment market over a long-term time frame.

The Fund may invest directly in the securities that comprise the ETFs or ETNs discussed above, such as individual equities and U.S. Government obligations. In addition to ETFs, the Fund's exposure to U.S. fixed income markets may include investments in other investment companies.

The Fund will engage in very active and frequent trading of its portfolio securities.

Risk [Heading]	rr_RiskHeading	Change to the Fund's Principal Investment Risks Effective immediately, the following is added to the Principal Investment Risks on page 25 of the Prospectus:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Currency Risk – Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from the Fund's investments denominated in a foreign currency or may widen existing losses. Exchange rate movements are volatile and it may not be possible to effectively hedge the currency risks of many countries.

ETN Risk – ETNs are securities that combine aspects of a bond and an ETF. ETN returns are based upon the performance of a market index or other reference asset less fees, and can be held to maturity as a debt security. ETNs are traded on a securities exchange. Their value is based on their reference index or strategy and the credit quality of the issuer. Because ETNs are debt instruments of the issuer of the ETN, they are subject to the credit risk of the issuer. ETNs are also subject to the risk that they may trade at a premium or discount to value attributable to their reference index. When the Fund invests in an ETN, shareholders of the Fund bear their proportionate share of the ETN's fees and expenses, as well as their share of the Fund's fees and expenses. There may also not be an active trading market available for some ETNs. Additionally, trading of ETNs may be halted and ETNs may be delisted by the listing exchange.